Vanguard Total Treasury ETF Expense Example - ETF Prospectus [Member] - Vanguard Total Treasury ETF - ETF Shares	Sep. 30, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 3
Expense Example, with Redemption, 3 Years	$ 10